Retained Earnings, Legal Reserve And Dividends (Details) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Under The Company Law [Member]	Mar. 31, 2012 Under The Banking Law [Member]	Mar. 31, 2012 Under The Code And Japanese GAAP [Member]	Oct. 01, 2005 Under The Code And Japanese GAAP [Member]	Apr. 02, 2001 Under The Code And Japanese GAAP [Member]
Retained Earnings Appropriated And Transferred [Line Items]
Minimum percentage of aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash set aside as legal reserve			10.00%	20.00%
Maximum percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital			25.00%	100.00%
Maximum percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital			25.00%	100.00%
Minimum percentage of Tier I capital for capital adequacy purposes					4.00%
MUFG's amount available for dividends					¥ 4,376,963,000,000
Common stock issued							924,400,000,000
Preferred stock issued, Value	442,100,000,000	442,100,000,000					222,100,000,000
Common stock and preferred stock issued, Value						1,383,052,000,000
Legal capital surplus	6,378,619,000,000	6,395,705,000,000				3,577,570,000,000	2,838,693,000,000
Retained earnings						¥ 757,458,000,000